Product Revenue Reserve and Allowance - Product revenue reserve and allowance (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Product Revenue Reserve and Allowance
Total revenue, net	$ 8,293	$ 19,243	$ 21,442
Accounts receivable	184		818
Product revenue
Product Revenue Reserve and Allowance
Product revenue reserve and allowance, beginning balance	14	0	0
Provision related to product sales	376	246	980
Credits and payments made	(365)	(227)	(966)
Product revenue reserve and allowance, ending balance	25	19	14
Total revenue, net	8,293	$ 509	2,708
Accounts receivable	$ 200		$ 800